AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks
Casinos & Gaming — 2.0%
Boyd Gaming Corp.	121,546	$3,730,247
Caesars Entertainment, Inc.*(a)	111,604	6,256,520
		9,986,767
Diversified REITs — 3.5%
VEREIT, Inc.	1,555,326	10,109,619
WP Carey, Inc.	105,100	6,848,316
		16,957,935
Health Care REITs — 12.7%
Healthcare Trust of America, Inc. (Class A Stock)	197,409	5,132,634
Healthpeak Properties, Inc.	512,373	13,910,927
Medical Properties Trust, Inc.	481,448	8,487,928
Ventas, Inc.	330,624	13,872,983
Welltower, Inc.	374,850	20,650,487
		62,054,959
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	183,784	1,983,030
Industrial REITs — 11.1%
Americold Realty Trust	239,197	8,551,293
Duke Realty Corp.	606,153	22,367,046
First Industrial Realty Trust, Inc.	96,177	3,827,844
Prologis, Inc.	194,103	19,530,644
		54,276,827
Office REITs — 2.1%
Hudson Pacific Properties, Inc.	265,680	5,826,362
Kilroy Realty Corp.	85,155	4,424,654
		10,251,016
Residential REITs — 10.3%
Apartment Investment & Management Co. (Class A Stock)	121,003	4,080,221
Essex Property Trust, Inc.	78,193	15,700,372
Invitation Homes, Inc.	343,975	9,627,860
Sun Communities, Inc.	6,731	946,446
UDR, Inc.	607,091	19,797,238
		50,152,137
Retail REITs — 8.7%
Agree Realty Corp.	81,828	5,207,534
Kimco Realty Corp.	209,193	2,355,513
Simon Property Group, Inc.(a)	302,552	19,569,063
SITE Centers Corp.	354,947	2,555,619
Spirit Realty Capital, Inc.(a)	387,947	13,093,211
		42,780,940
Specialized REITs — 46.9%
American Tower Corp.	162,256	39,222,143
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Crown Castle International Corp.	210,738	$35,087,877
CyrusOne, Inc.	163,039	11,417,621
Equinix, Inc.	53,269	40,491,365
Extra Space Storage, Inc.(a)	127,547	13,646,254
Public Storage	149,649	33,329,825
QTS Realty Trust, Inc. (Class A Stock)(a)	55,071	3,470,574
SBA Communications Corp.	65,292	20,794,196
VICI Properties, Inc.(a)	755,324	17,651,922
Weyerhaeuser Co.	511,467	14,587,039
		229,698,816

Total Long-Term Investments (cost $461,820,908)		478,142,427
Short-Term Investments — 10.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,689,540	2,689,540
PGIM Institutional Money Market Fund (cost $46,485,444; includes $46,473,394 of cash collateral for securities on loan)(b)(w)	46,491,765	46,482,466

Total Short-Term Investments (cost $49,174,984)		49,172,006

TOTAL INVESTMENTS—107.8% (cost $510,995,892)		527,314,433

Liabilities in excess of other assets — (7.8)%		(38,019,920)

Net Assets — 100.0%		$489,294,513

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,596,691; cash collateral of $46,473,394 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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